Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Lease Payments for Noncancelable Operating Leases	As of December 31, 2015, future minimum lease payments under these non-cancelable operating agreements are as follows (in millions):

2016	$42
2017	95
2018	36
2019	32
2020	33
Thereafter	156
Total	$394